Revenue Recognition (Details) - Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Loss [Line Items]
Revenue			$ 1,639,863		$ 2,409,953
Cost of revenue	$ 266,445	$ 107,535	514,488	$ 356,932	734,285	$ 653,256
Gross profit			$ 1,125,375		$ 1,675,668
Gross Profit %			68.63%		69.53%
Assets	3,079,586		$ 3,079,586		$ 2,879,103
Net loss	(2,076,620)	$ (2,030,223)	(4,037,640)	$ (3,700,470)	(9,813,666)	$ (5,506,822)
Global Stem Cells Group [Member]
Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Loss [Line Items]
Revenue			1,610,363		2,409,953
Cost of revenue			514,488		734,285
Gross profit			$ 1,095,875		$ 1,675,668
Gross Profit %			68.05%		69.53%
Assets	1,168,726		$ 1,168,726		$ 908,171
Net loss			(104,647)		(323,109)
Meso Numismatics [Member]
Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Loss [Line Items]
Revenue
Cost of revenue
Gross profit
Gross Profit %			0.00%		0.00%
Assets	$ 1,910,860		$ 1,910,860		$ 1,970,932
Net loss			$ (3,932,993)		$ (9,490,557)